Significant Accounting Policies - Summary of Advertising Business Exceeding (Details) - Major customers for advertising business - Customer concentration risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A
Advertising and promotional service providers
Total percentage of the Group's advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group's advertising and promotional service expenses	71.60%	87.30%
Customer B
Advertising and promotional service providers
Total percentage of the Group's advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group's advertising and promotional service expenses	27.80%